Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2018
Prospectus Date	rr_ProspectusDate	Apr. 18, 2018